Deferred tax assets and liabilities - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ (2,715)	$ (2,255)	[1]
Deferred tax liabilities	0	0
NET	2,715	2,255		$ 2,487	$ 964
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(26)	(37)
Deferred tax liabilities	0	0
NET	26	37		$ 44	$ 37
Unused tax losses & tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(23,790)	(2,218)
Deferred tax liabilities	0	0
NET	23,790	2,218
Unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0
Deferred tax liabilities	21,101
NET	(21,101)
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(23,816)	(2,255)
Deferred tax liabilities	21,101	0
NET	2,715	2,255
Offset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(21,101)	0
Deferred tax liabilities	$ 21,101	$ 0

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.